CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss	$ (229,000,000)	$ (475,000,000)	$ (619,000,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	182,000,000	154,000,000	148,000,000
Deferred tax benefit	(65,000,000)	(178,000,000)	(110,000,000)
Equity-based compensation	39,000,000	3,000,000	3,000,000
Allowance for credit losses	19,000,000	(5,000,000)	4,000,000
Fair value movements on earnouts and warrants derivative liabilities	(8,000,000)
Loss on early extinguishment of debt		49,000,000
Impairment of operating lease ROU and other assets	0	1,000,000	20,000,000
Other	22,000,000	2,000,000	3,000,000
Defined benefit pension funding	(32,000,000)	(25,000,000)	(25,000,000)
Proceeds from termination of interest rate swap derivative contract	23,000,000
Changes in working capital, net of effects from acquisitions
Accounts receivable	(427,000,000)	(85,000,000)	524,000,000
Prepaid expenses and other current assets	(29,000,000)	40,000,000	(20,000,000)
Due from affiliates	(18,000,000)	(3,000,000)	1,000,000
Due to affiliates	7,000,000	8,000,000	(20,000,000)
Accounts payable, accrued expenses and other current liabilities	122,000,000	2,000,000	(159,000,000)
Net cash used in operating activities	(394,000,000)	(512,000,000)	(250,000,000)
Investing activities:
Purchase of property and equipment	(94,000,000)	(44,000,000)	(47,000,000)
Other	(1,000,000)	(3,000,000)
Net cash used in investing activities	(95,000,000)	(27,000,000)	(47,000,000)
Financing activities:
Proceeds from reverse recapitalization, net	269,000,000
Redemption of preference shares	(168,000,000)
Proceeds from issuance of preferred shares		150,000,000
Repayment of senior secured term loans	(3,000,000)	(551,000,000)	(4,000,000)
Repayment of finance lease obligations	(2,000,000)	(2,000,000)
Payment of lender fees and issuance costs for senior secured term loans facilities		(8,000,000)
Prepayment penalty and other costs related to early extinguishment of debt		(34,000,000)
Payment of deferred consideration	(4,000,000)
Payment of offering costs		(10,000,000)
Capital distributions to shareholders		(1,000,000)
Other		(1,000,000)
Net cash from financing activities	292,000,000	478,000,000	384,000,000
Effect of exchange rates changes on cash, cash equivalents and restricted cash	(12,000,000)	(7,000,000)	7,000,000
Net (decrease) increase in cash, cash equivalents and restricted cash	(209,000,000)	(68,000,000)	94,000,000
Cash, cash equivalents and restricted cash, beginning of year	525,000,000	593,000,000	499,000,000
Cash, cash equivalents and restricted cash, end of year	316,000,000	525,000,000	593,000,000
Supplemental cash flow information:
Cash refund for income taxes (net of payments)	(1,000,000)	(5,000,000)	(13,000,000)
Cash paid for interest (net of interest received)	96,000,000	47,000,000	16,000,000
Dividend accrued on preferred shares		10,000,000
Deferred offering costs accrued		10,000,000
Senior secured tranche B-1 term loans
Financing activities:
Proceeds from senior secured term loans			$ 388,000,000
Senior secured tranche B-2 term loans
Financing activities:
Proceeds from senior secured term loans		150,000,000
Senior secured tranche B-3 term loans
Financing activities:
Proceeds from senior secured term loans	$ 200,000,000	785,000,000
Ovation Group [Member]
Investing activities:
Business acquisition, net of cash acquired		(53,000,000)
Egencia [Member]
Investing activities:
Business acquisition, net of cash acquired		$ 73,000,000